Summary of Significant Accounting Policies (Details) - USD ($)		6 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Cash		$ 1,801,180	$ 960,993	$ 4,668,745
Short-term investments		1,924,458		4,078,244
Inventories		1,534,997		114,533
Other current assets		175,162		249,155
Property and equipment, net		1,483,181		604,095
Deposits for plant, property and equipment		906,351		665,380
Right of use assets		1,189,294
Other noncurrent assets		143,731		204,932
Total Assets		19,910,571		10,846,549
Other current liabilities		136,590		129,983
Lease liabilities		1,173,326
Total Liabilities		2,942,897		1,694,682
Revenue		418,219	51,189
Net loss from continuing operations		(1,340,761)	(288,315)
Variable Interest Entity, Primary Beneficiary [Member]
Property, Plant and Equipment [Line Items]
Cash		1,008,472		307,320
Short-term investments		1,924,458		4,078,244
Inventories		1,534,997		114,533
Loans due from a third party		2,326,583
Other current assets		347,954		436,766
Property and equipment, net		1,483,181		604,095
Deposits for plant, property and equipment		906,351		665,380
Right of use assets		1,189,294
Other noncurrent assets		218,562		278,786
Total Assets		10,939,852		6,485,124
Due to MYT	[1]	7,377,548		6,943,194
Other current liabilities		352,253		262,034
Lease liabilities		1,173,326
Total Liabilities		8,901,127		$ 7,205,228
Revenue		418,219	51,189
Net loss from continuing operations		$ (847,182)	$ (152,215)

[1]	Payable due to MYT is eliminated upon consolidation.